Condensed Statements of Cash Flows (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash Flows From Operating Activities:
Net Loss	$ (1,295,310)	$ (1,782,888)	$ (7,234,752)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	5,370	453	5,823
Stock issuable for services			22,000
Change in Fair Value of Derivative Liability		444,079	2,790,703
Stock issued for services	312,000	414,000	908,180
Amortization of debt discount		92,600
Warrants issued to employees		168,000	126,435
Warrants issued to consultants			168,000
Deferred compensation realized	26,000	77,334	200,000
Changes in operating assets and liabilities:
(Increase)Decrease in prepaid expenses		3,124
(Increase)Decrease in other receivables
Increase in accrued expenses and other payables - related party	153,256	280,565	1,063,623
(Decrease) Increase in royalty agreement payable - related party
Increase in accounts payable	242,588	107,283	548,517
Net Cash Used In Operating Activities	(556,096)	(195,450)	(1,401,471)
Cash Flows From Investing Activities:
Loan receivable	(6,000)		(6,000)
Purchase of Fixed Assets and Domain Name	(1,174)	(26,740)	(27,914)
Net Cash Used In Investing Activities	(7,174)	(26,740)	(33,914)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder
Repayments of Notes Payable - Stockholder
Proceeds from issuance of convertible note			120,000
Loan payable	(3,561)	15,828	12,267
Proceeds from issuance of common stock	670,000	274,032	1,498,527
Net Cash Provided by Financing Activities	666,439	289,860	1,630,794
Net Increase (Decrease) in Cash	103,169	67,670	195,409
Cash at Beginning of Period	92,240	24,570
Cash at End of Period	195,409	92,240	195,409
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	2,569,838		2,569,838
Shares issued in connection with convertible note payable		115,000	115,000
Beneficial conversion feature on convertible notes and related debt discount		$ 120,000	$ 120,000